Intangible and tangible assets - Change in net property, plant and equipment (Details) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) project	Feb. 29, 2024	Dec. 31, 2024 USD ($) project	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Analysis of change in net property, plant and equipment
Net amount as of the beginning of the period			$ 108,916	$ 107,101	$ 106,559
Expenditures			13,471	16,478	13,699
Disposals			(573)	(3,781)	(951)
Depreciation and impairment			(12,076)	(12,448)	(12,275)
Currency translation adjustment			(1,806)	415	(2,236)
Other			1,163	1,151	2,305
Net amount as of the end of the period	$ 109,095		109,095	108,916	107,101
Impact of impairments of assets			479	653	888
Impact of reversal of impairment of assets					1,196
Impact of changes in the consolidation scope			(1,077)	298
Impact of new IFRS 16 contracts			2,725	2,526	1,969
Impact of revaluation of provisions			$ 363	(1,262)
Absheron gas field | ADNOC
Analysis of change in net property, plant and equipment
Percentage of interest sold		15.00%	15.00%
Retail networks in Germany
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope				(826)
Portfolio of three solar projects
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope			$ (1,745)
Number of solar projects sold | project	3		3
Portfolio of three solar projects | Apollo
Analysis of change in net property, plant and equipment
Percentage of interest sold	50.00%		50.00%
TotalEnergies EP Canada Ltd
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope				(1,134)
TotalEnergies East Africa Midstream B.V.
Analysis of change in net property, plant and equipment
Disposals					$ (508)
Canada
Analysis of change in net property, plant and equipment
Disposals				(3,220)
Total Eren
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope				$ 2,193
SapuraOMV
Analysis of change in net property, plant and equipment
Impact of changes in the consolidation scope			$ 1,085